Related party transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key management compensation
Short term employee benefits	€ 10	€ 6	€ 4
Share-based compensation	33	37	26
Total key management compensation	€ 43	€ 43	€ 30